Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	SONOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38603
Entity Tax Identification Number	03-0479476
Entity Address, Address Line One	614 Chapala Street
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	(805)
Local Phone Number	965-3001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SONO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001314727
Amendment Flag	false